Report of Directors Corporate Governance - Non financial performance (Details)	12 Months Ended			24 Months Ended
	Dec. 31, 2021 USD ($) t employee customer assumption	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) customer assumption
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
– fee income	$ 16,788,000,000	$ 15,051,000,000	$ 15,439,000,000
Loans and advances to customers	$ 1,045,814,000,000	1,037,987,000,000	$ 1,036,743,000,000	$ 1,045,814,000,000
HSBC Life Insurance Company Limited
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Proportion of ownership interest in subsidiary	50.00%
Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	100.00%
Outcome (%)	57.30%
Ewen Stevenson
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	100.00%
Outcome (%)	60.43%
Wealth and Personal Banking
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
– fee income	$ 8,269,000,000	7,218,000,000
Commercial Banking
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
– fee income	3,923,000,000	3,574,000,000
Global Banking and Markets
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
– fee income	$ 7,055,000,000	$ 6,551,000,000
Customer satisfaction
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	15.00%
Assessment (%)	67.00%
Customer satisfaction | Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Outcome (%)	10.05%
Customer satisfaction | Ewen Stevenson
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	15.00%
Assessment (%)	67.00%
Outcome (%)	10.05%
Customer satisfaction | Wealth and Personal Banking
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)	65.00%
Customer satisfaction | Commercial Banking
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)	57.00%
Customer satisfaction | Global Banking and Markets
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)	80.00%
Employee experience
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	15.00%
Assessment (%)	75.00%
Employee experience | Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Outcome (%)	11.25%
Employee experience | Ewen Stevenson
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	15.00%
Assessment (%)	75.00%
Outcome (%)	11.25%
Employee engagement
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)	100.00%
Employer advocacy, as a measure of employee engagement	72.00%
Increase from global benchmark of employer advocacy, as a measure of employee engagement	4.00%
Increase in employer advocacy, as a measure of employee engagement	5.00%
Categories of employer advocacy	3
Gender representation in leadership
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)	100.00%
Employer advocacy, as a measure of gender representation	31.70%
Target of employer advocacy, as a measure of gender representation	31.00%
Gender representation in leadership | Not later than four years
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Target of employer advocacy, as a measure of gender representation	35.00%
Black employees represented in leadership
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)	100.00%
Increase in employer advocacy, as a measure of black employee representation	17.50%
Black employees represented in leadership | – UK
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Employer advocacy, as a measure of black employee representation	78.10%
Black employees represented in leadership | – US
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Employer advocacy, as a measure of black employee representation	95.20%
Engagement among minority groups
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Assessment (%)	0.00%
Personal objectives | Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	10.00%
Assessment (%)	87.50%
Outcome (%)	8.75%
Personal objectives | Ewen Stevenson
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	20.00%
Assessment (%)	84.40%
Outcome (%)	16.88%
Delivery of strategy | Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Number of strategic pillars	4
Number of key assumptions | assumption	3			3
Cloud adoption rate, as a measure of personal objectives	27.00%	20.00%
Percentage of mobile active users	43.00%	38.00%
Carbon emissions | t	341,000
Decrease in carbon emissions	50.00%
Sustainable finance provided, as a measure of personal objectives	$ 82,600,000,000			$ 126,700,000,000
Delivery of strategy | Noel Quinn | Forecast | HSBC Life Insurance Company Limited
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Percentage of voting equity interests acquired	50.00%			50.00%
Proportion of ownership interest in subsidiary	100.00%
Delivery of strategy | Not later than nine years | Noel Quinn | Minimum
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Target of sustainable finance provided, as a measure of personal objectives	$ 750,000,000,000
Delivery of strategy | Not later than nine years | Noel Quinn | Maximum
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Target of sustainable finance provided, as a measure of personal objectives	$ 1,000,000,000,000
Delivery of strategy | Wealth and Personal Banking | Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Increase in funds under management, as a measure of personal objectives	5.00%
Funds under management	$ 630,000,000,000			$ 630,000,000,000
Delivery of strategy | Wealth and Personal Banking | Asia | Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Increase in net new invested assets, as a measure of personal objectives	138.00%
Funds under management	$ 917,000,000			917,000,000
Increase in insurance assets, as a measure of personal objectives	40.00%
Delivery of strategy | Commercial Banking | Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
– fee income	$ 3,600,000,000
Increase in fee income	9.00%
Increase in customer lending volumes, as a measure of personal objectives	3.00%
Loans and advances to customers	$ 349,000,000,000			$ 349,000,000,000
Number Of Customers | customer	24,000			24,000
Delivery of strategy | Global Banking and Markets | Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
– revenues	$ 15,000,000,000
Launch of refreshed purpose & values | Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Survey result 1, as a measure of personal objectives	82.00%
Survey result 2, as a measure of personal objectives	76.00%
Strategy index, as a measure of personal objectives	72.00%
Increase from global benchmark of strategy index, as a measure of personal objectives	2.00%
New joiners | employee	26,500
RWA reduction in legacy assets/low return areas ($bn)
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Performance	$ 43,000,000,000.00
RWA reduction in legacy assets/low return areas ($bn) | Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	20.00%
Assessment (%)	100.00%
Outcome (%)	20.00%
RWA reduction in legacy assets/low return areas ($bn) | Ewen Stevenson
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Weighting (%)	15.00%
Assessment (%)	100.00%
Outcome (%)	15.00%
RWA reduction in legacy assets/low return areas ($bn) | Global Banking and Markets | Noel Quinn
Disclosure Of Critical Performance Measures And Indicators Management Uses [Line Items]
Outcome (%)	10.00%
Performance	$ 236,000,000,000